Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 168	$ 1,398
Other current receivables	634	3,673
Total current assets	802	5,071
Non-current assets
Intangible assets, net	16,486	5,027
Goodwill	32,957
Property, plant and equipment, net	411	555
Right of use assets	389	414
Investment in associated companies	115	221
Total non-current assets	50,358	6,217
Total assets	51,160	11,288
Current liabilities
Trade payables	10,515	2,972
Other payables	2,483	650
Convertible notes	377	563
Warrants - derivative financial liability	1,143
Pre-paid advance	700
Bridge loans liabilities	1,750
Convertible promissory note	1,013
Borrowings from related parties		710
Lease liabilities	41	30
Total current liabilities	18,022	4,925
Non-current liabilities
Lease liabilities	411	440
Bridge loans liabilities	483	3,682
Long term payables		85
Total non-current liabilities	894	4,207
Total liabilities	18,916	9,132
Equity
Issued capital and additional paid-in capital	62,901	32,713
Foreign currency translation reserve	(491)	(537)
Accumulated losses	(50,934)	(30,020)
Total equity attributable to owners of the parent	11,476	2,156
Non- controlling interest	20,768
Total equity	32,244	2,156
Total liabilities and shareholders’ equity	$ 51,160	$ 11,288